CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt discount Current	$ 336,507
Debt discount non current	72,877	$ 97,534
Debt discount - related party	$ 116,986
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000	200,000,000
Common Stock, Shares, Issued	74,250,151	74,225,141	69,854,141
Common Stock, Shares, Outstanding	74,250,141	74,225,141	69,854,141
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	75	75	75
Preferred Stock, Shares Issued	75	75	75
Preferred Stock, Shares Outstanding	75	75	75
Liquidation preference	$ 75,000	$ 75,000	$ 75,000
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized	75	75	75
Preferred Stock, Shares Issued	75	75	75
Preferred Stock, Shares Outstanding	75	75	75
Liquidation preference	$ 75,000	$ 75,000	$ 75,000